As filed with the Securities and Exchange Commission on August 24, 2011
Registration No. 333-05265 and 811-07655

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment ☐
Post-Effective Amendment No. 57 ☑
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 60 ☑
(Check appropriate box or boxes)
DRIEHAUS MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)
MARY H. WEISS, ESQ.
DRIEHAUS CAPITAL MANAGEMENT LLC
25 EAST ERIE STREET
CHICAGO, ILLINOIS 60611
(Name and Address of Agent for Service)
COPY TO:
CATHY G. O’KELLY, ESQ.
VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
It is proposed that this filing will become effective (check appropriate box):
☑ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
This Post-Effective Amendment No. 57 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 56 to the Trust’s Registration Statement.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 57 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois on the 24th day of August, 2011.

DRIEHAUS MUTUAL FUNDS
By:	/s/ Richard H. Driehaus

Richard H. Driehaus, President
     Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 24th day of August, 2011.

/s/ Richard H. Driehaus	President and Trustee (Principal Executive Officer)
Richard H. Driehaus

*	Trustee
Francis J. Harmon

*	Trustee
A. R. Umans

* Daniel F. Zemanek	Trustee

/s/ Michelle L. Cahoon	Vice President and Treasurer (Principal Financial Officer)
Michelle L. Cahoon

* By:	/s/ Michelle L. Cahoon

Michelle L. Cahoon Attorney-In-Fact (pursuant to Power of Attorney)

*	Signed by Michelle L. Cahoon pursuant to a Power of Attorney previously filed as Exhibit (h)(iii) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed with the SEC on April 27, 2006.

EXHIBIT INDEX
DRIEHAUS MUTUAL FUNDS
FORM N-1A REGISTRATION STATEMENT

Exhibit No.	Description
101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. LAB	XBRL Taxonomy Extension Labels Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase

101. DEF	XBRL Taxonomy Extension Definition Linkbase